Net Loss Per Share - Schedule of Reconciliation of the Numerator and Denominator for the Basic and Diluted Earnings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income (loss) available to Common Stockholders per share:
Net loss	$ (67,883,898)	$ (21,671,394)
Weighted average common shares outstanding:
Basic and Diluted	4,139,275	2,950,556
Net loss per share – Basic and Diluted	$ (16.40)	$ (7.34)